Expense Example {- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 60%	Nov. 29, 2021 USD ($)
Fidelity Advisor Asset Manager 60%: Class A
Expense Example:
1 year	$ 671
3 years	875
5 years	1,096
10 years	1,729
Fidelity Advisor Asset Manager 60%: Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,808
Fidelity Advisor Asset Manager 60%: Class C
Expense Example:
1 year	281
3 years	560
5 years	964
10 years	1,889
Fidelity Advisor Asset Manager 60%: Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Fidelity Advisor Asset Manager 60%: Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774